Securities Act File No. 333-250167

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒   Pre-Effective Amendment No. 1   Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS CASH MANAGEMENT

(Exact Name of Registrant as Specified in its Charter)

Registrant's Telephone Number, including Area Code: (212) 922-6000

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices)

Jeff Prusnofsky, Esq.
c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

Dreyfus Institutional Preferred Money Market Fund

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
1-800-346-3621
www.bnymellonim.com/us

Dear Shareholder:

As a shareholder of Dreyfus Institutional Preferred Money Market Fund (the "Fund"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Cash Management (the "Acquiring Fund"), in exchange solely for Preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Fund and the Acquiring Fund are managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the investment adviser to the Fund and the Acquiring Fund. The Fund is a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust").

Management of BNYM Investment Adviser has reviewed the lineup of Dreyfus money market funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and strategies and that would otherwise benefit fund shareholders. As a result of the review, management recommended to the Trust's Board of Trustees that the Fund be consolidated with the Acquiring Fund. The reorganization of the Fund would occur on or about May 4, 2021 if approved by shareholders.

If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund. Holders of Hamilton shares and Institutional shares of the Fund would receive Preferred shares of the Acquiring Fund. Management of BNYM Investment Adviser believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger combined fund that will have a comparable total annual expense ratio and has a comparable performance record to those of the Fund. The Acquiring Fund and the Fund are money market funds and have the same investment objective and investment management policies. As money market funds, the funds are subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, although the net asset value of each fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities. Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund, each as described in the enclosed Prospectus/Proxy Statement); two years after the reorganization, the total annual expense ratio of the Acquiring Fund's Preferred shares may be higher than that of the Fund's shares. Management believes that Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, and that Fund shareholders should benefit from more efficient portfolio management and certain operational efficiencies. In addition, management believes that based on the similarities between the Fund and the Acquiring Fund, the reorganization also would eliminate the duplication of resources and costs associated with servicing the funds as separate entities. As a result, management recommended to the Trust's Board of Trustees that the Fund be consolidated with the Acquiring Fund.

After careful review, the Trust's Board of Trustees has unanimously approved the proposed reorganization of the Fund. The Trust's Board of Trustees believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger combined fund that will have a comparable total annual expense ratio and has a comparable performance record to those of the Fund. Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base, and that Fund shareholders should benefit from more efficient portfolio management and certain operational efficiencies. In approving the reorganization, the Trust's Board of Trustees determined that the reorganization is advisable and in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the reorganization. The Trust's Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

Your vote is extremely important, no matter how large or small your Fund holdings.

To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	At the Meeting. Any shareholder who attends the meeting virtually may vote by Internet during the meeting.

Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-346-3621.

Sincerely,

Renee LaRoche-Morris President Dreyfus Institutional Preferred Money Market Funds

December 22, 2020

Proposed REORGANIZATION OF

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

WITH AND INTO

DREYFUS CASH MANAGEMENT

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision about the proposed reorganization. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND INVESTMENT IF THE PROPOSED REORGANIZATION OCCURS?

You will become a shareholder of Dreyfus Cash Management (the "Acquiring Fund"), an open-end investment company managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), on or about May 4, 2021 (the "Closing Date"), and will no longer be a shareholder of Dreyfus Institutional Preferred Money Market Fund (the "Fund"). If you hold Hamilton shares or Institutional shares of the Fund, you will receive Preferred shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and be terminated as a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust"). Preferred shares of the Acquiring Fund are new and have been authorized by the Acquiring Fund's Board to be issued to Fund shareholders in connection with the reorganization. After the reorganization, the Acquiring Fund will be the accounting survivor for purposes of the historical performance and financial records of the combined fund.

WHAT ARE THE EXPECTED BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Trust's Board of Trustees believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger combined fund that also is managed by CIS and that will have a comparable total annual expense ratio and has a comparable performance record to those of the Fund. As of September 30, 2020, the Acquiring Fund had approximately $6.6 billion in net assets and the Fund had approximately $4.6 billion in net assets. In addition, Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund, each as described herein); two years after the reorganization, the total annual expense ratio of the Acquiring Fund's Preferred shares may be higher than that of the Fund's shares. See "Will the Proposed Reorganization Result in a Higher Management Fee or Higher Total Fund Expenses?" below and "Summary—Comparison of the Acquiring Fund and the Fund—Fees and Expenses" in the Prospectus/Proxy Statement. The Acquiring Fund and the Fund have comparable performance records for the one-, five- and ten-year periods ended December 31, 2019, based on the performance of the Acquiring Fund's Institutional shares. Past performance information is not available for Preferred shares of the Acquiring Fund, which are new and have been authorized by the Acquiring Fund's Board to be issued to Fund shareholders in connection with the proposed reorganization. See "Summary—Past Performance" in the Prospectus/Proxy Statement. Management of BNYM Investment Adviser believes that Fund shareholders should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base. Management also believes that, by combining the Fund with the Acquiring Fund, shareholders should benefit from more efficient portfolio management and certain operational efficiencies. In addition, management believes that based on the similarities between the Fund and the Acquiring Fund, the reorganization also would eliminate the duplication of resources and costs associated with servicing the funds as separate entities. The potential benefits of the reorganization are described in greater detail in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund are money market funds and have the same investment objective and investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As money market funds, the Acquiring Fund and the Fund are each subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The net asset value per share of each fund will "float," meaning the fund's net asset value will fluctuate with changes in the values of the fund's portfolio securities.

Each fund pursues its investment objective by normally investing in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Each fund's investments are concentrated in the banking industry because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

BNYM Investment Adviser is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of the Acquiring Fund's and the Fund's investments. Members of the CIS portfolio management team are responsible for managing both funds. BNY Mellon Securities Corporation (the "Distributor"), a wholly-owned subsidiary of BNYM Investment Adviser, distributes the shares of the Acquiring Fund and the Fund. For additional information regarding the Acquiring Fund and the Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares, and the holding period for such Acquiring Fund shares will include the holding period for the shareholder's Fund shares. As a condition to the closing of the reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the reorganization, which distribution will be taxable to shareholders who hold shares in taxable accounts. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any.

WHAT ARE THE PRINCIPAL DIFFERENCES BETWEEN THE SHARE CLASS OF THE FUND THAT I CURRENTLY HOLD AND THE SHARE CLASS OF THE ACQUIRING FUND THAT I WOULD RECEIVE IN THE REORGANIZATION?

You will receive Preferred shares of the Acquiring Fund for your Hamilton shares or Institutional shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of your Hamilton shares or Institutional shares as of the Closing Date. The principal differences between the various share classes of the Fund and the Acquiring Fund are their fee structure and shareholder servicing expenses.

Hamilton shares of the Fund are subject to a shareholder services plan pursuant to which the Fund pays the Distributor an annual fee at the rate of 0.06% of the value of the Fund's average daily net assets attributable to Hamilton shares for the provision of personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, and services related to the maintenance of shareholder accounts. Institutional shares of the Fund and Preferred shares of the Acquiring Fund are not subject to any services plan.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. The Acquiring Fund will offer you the same shareholder privileges, such as the Fund Exchanges service or Auto-Exchange Privilege, that you currently have as a shareholder of the Fund.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER TOTAL FUND EXPENSES?

No, not for at least two years after consummation of the reorganization; thereafter, the total annual expense ratio of the Acquiring Fund's Preferred shares may be higher than the total annual expense ratio of the Fund's shares, as described herein.

The Acquiring Fund currently has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets; however, the Acquiring Fund's Board has approved, subject to Fund shareholders approving the reorganization, a reduction in the management fee payable by the Acquiring Fund from an annual rate of 0.20% to an annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. If the reorganization is approved, the fee reduction would be effective prior to consummation of the reorganization (currently, scheduled to take effect on or about May 1, 2021).

The Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Under the unitary fee structure, BNYM Investment Adviser pays all of the Fund's expenses, except management fees, fees pursuant to any services plan adopted by the Fund and certain other expenses, including fees and expenses of the Trust's independent board members and independent counsel to the Fund and to the independent board members. BNYM Investment Adviser has agreed in its management agreement to reduce its fees in an amount equal to the Fund's allocable portion of the fees and expenses of the Trust's independent board members and independent counsel to the Fund and the Trust's independent board members. These provisions in the Fund's management agreement may not be amended without the approval of the Fund's shareholders

The Acquiring Fund pays other service providers and bears other fund expenses directly, which, in the case of the Fund, generally are paid by BNYM Investment Adviser under the unitary fee structure. BNYM Investment Adviser, subject to the reorganization being approved and consummated, will contractually agree to waive receipt of its fees and/or assume the expenses of the Acquiring Fund's Preferred shares for at least two years after the consummation of the reorganization, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%, which was the total expense ratio of Institutional shares of the Fund for its fiscal year ended March 31, 2020, and more recently as of September 30, 2020. Accordingly, Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund); two years after the reorganization, the total annual expense ratio of the Acquiring Fund's Preferred shares may be higher than that of the Fund's shares.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

BNYM Investment Adviser and/or its affiliates, not the Fund or the Acquiring Fund, will pay the expenses directly relating to the reorganization whether or not the reorganization is consummated.

HOW DOES THE TRUST'S BOARD OF TRUSTEES RECOMMEND I VOTE?

As a result of a review of the lineup of Dreyfus money market funds by BNYM Investment Adviser described above, management of BNYM Investment Adviser recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund. After considering the terms and conditions of the reorganization, the investment objectives and investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, the fees and expenses, including the total annual expense ratios, of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Trust's Board has determined that reorganizing the Fund into the Acquiring Fund is advisable and in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the reorganization. In reaching this conclusion, the Trust's Board determined that reorganizing the Fund into the Acquiring Fund, which has the same investment objective and investment management policies as those of the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger combined fund that will have a comparable total annual expense ratio and has a comparable performance record to those of the Fund. Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund, each as described herein). In addition, the Acquiring Fund and the Fund had comparable performance records for the one-, five- and ten-year periods ended December 31, 2019. Shareholders of the Fund also should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management and certain operational efficiencies. Therefore, the Fund's Board recommends that you vote FOR the reorganization.

Who is AST Fund Solutions, LLC?

AST Fund Solutions, LLC (the "Proxy Solicitor") is a company that has been engaged by BNYM Investment Adviser, on behalf of the Fund, to assist in the solicitation of proxies. The Proxy Solicitor is not affiliated with the Fund or with BNYM Investment Adviser. In order to hold a shareholder meeting, a certain percentage of the Fund's shares (often referred to as "quorum") must be represented at the meeting. If a quorum is not attained, the meeting must adjourn to a future date. The Fund may attempt to reach shareholders through multiple mailings to remind the shareholders to cast their votes. The Proxy Solicitor also may contact by telephone shareholders who have not yet voted their shares so that the meeting does not have to be adjourned or postponed.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;

•	By telephone, with a toll-free call to the number listed on your proxy card;

•	Through the Internet, at the website address listed on your proxy card; or

•	At the meeting, by attending virtually and voting through the Internet during the meeting.

In addition, if you would like to quickly vote your shares, call the Proxy Solicitor, toll free at (800) 817-5468. Agents are available 9:00 a.m. – 10:00 p.m., Eastern time, Monday through Friday.

We encourage you to vote through the Internet or by telephone. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

May I attend the Meeting?

Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of the Fund's shareholders, employees and others, the meeting will be conducted exclusively online via live webcast. Shareholders may request the meeting credentials by emailing attendameeting@astfinancial.com. Please include your full name, address and the control number found on your enclosed proxy form. The meeting will begin promptly at 11:00 a.m., Eastern time. The Fund encourages you to access the meeting a few minutes prior to the start time leaving ample time for the check in. Only shareholders of the Fund will be able to participate in the meeting. You may vote during the meeting by following the instructions available on the meeting website.

What if my shares are held in a brokerage account?

If you hold your shares through an intermediary, such as a bank, broker or other custodian (i.e., in "street name"), you must register in advance to access your individual control number in order to attend the meeting virtually online via live webcast. To register and receive your individual control number to attend the meeting online, you must email proof of your proxy power ("Legal Proxy") from your broker, bank or other nominee indicating that you are the beneficial owner of the shares in the Fund, on the Record Date, and authorizing you to vote along with your name and email address to attendameeting@astfinancial.com (forward the email from your broker, bank or other nominee or attach an image of your Legal Proxy). The email must also state whether before the meeting you authorized a proxy to vote for you, and if so, how you instructed such proxy to vote. Requests for registration must be labeled as "Legal Proxy" and be received no later than February 23, 2021 at 3:00 p.m., Eastern time. You will receive a confirmation of your registration and your individual control number by email after the Proxy Solicitor receives your registration information.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

Notice of Special Meeting of Shareholders

To the Shareholders:

A Special Meeting of Shareholders (the "Meeting") of Dreyfus Institutional Preferred Money Market Fund (the "Fund"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust"), will be held on Wednesday, February 24, 2021 at 11:00 a.m., Eastern time. Due to the public health and safety concerns of the coronavirus (COVID-19) pandemic, and to support the health and well-being of our shareholders and officers, and other attendees, the Meeting will be held over the Internet in a virtual meeting format only. Shareholders will not be able to attend the Meeting in person.

The Meeting is being held for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Cash Management (the "Acquiring Fund"), in exchange solely for Preferred shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Preferred shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to holders of its Hamilton shares and Institutional shares in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the Meeting and any postponement or adjournment thereof, as described herein.

Shareholders of record at the close of business on December 18, 2020 will be entitled to receive notice of and to vote at the Meeting.

To participate in the Meeting, please request the Meeting credentials by emailing attendameeting@astfinancial.com. Please include your full name, address and the control number found on your enclosed proxy form. If you hold your shares through an intermediary, such as a bank, broker or other custodian (i.e., in "street name"), you must register in advance to access your individual control number in order to participate in the Meeting, as described herein. You may vote during the Meeting by following the instructions available on the Meeting website.

By Order of the Board of Trustees

James Bitetto Secretary

New York, New York

December 22, 2020

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Proposed Reorganization of

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND
(A Series of Dreyfus Institutional Preferred Money Market Funds)

With and Into

DREYFUS CASH MANAGEMENT

PROSPECTUS/PROXY STATEMENT

DECEMBER 18, 2020

Special Meeting of Shareholders
To Be Held on Wednesday, February 24, 2021

This Prospectus/Proxy Statement is being furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Institutional Preferred Money Market Funds (the "Trust"), on behalf of Dreyfus Institutional Preferred Money Market Fund (the "Fund"), to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held over the Internet in a virtual meeting format on Wednesday, February 24, 2021, at 11:00 a.m., Eastern time, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 18, 2020 are entitled to receive notice of and to vote at the Meeting. It is proposed that the Fund transfer all of its assets to Dreyfus Cash Management (the "Acquiring Fund"), in exchange solely for Preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, as described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund's Preferred shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's Preferred shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Hamilton shares or Institutional shares of the Fund a number of Preferred shares (or fractions thereof) of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares, as of the date of the Reorganization.

This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

A Statement of Additional Information ("SAI") dated December 18, 2020, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144 or by calling 1-800-346-3621 (inside the U.S. only).

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The Acquiring Fund and the Fund are open-end management investment companies known as money market mutual funds. The Acquiring Fund and the Fund have the same investment objective and investment management policies. BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") is the investment adviser for the Acquiring Fund and the Fund. The Acquiring Fund and the Trust are Massachusetts business trusts. A comparison of the Acquiring Fund and the Fund is set forth in this Prospectus/Proxy Statement.

The Acquiring Fund's Prospectus offering Preferred shares, dated November 23, 2020, accompanies this Prospectus/Proxy Statement and is incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Acquiring Fund's Annual Report for its fiscal year ended January 31, 2020 and Semi-Annual Report for the six-month period ended July 31, 2020 or the Fund's most recent Prospectuses or Annual Report for its fiscal year ended March 31, 2020 and Semi-Annual Report for the six-month period ended September 30, 2020, please call your financial adviser, call 1-800-346-3621, visit www.dreyfus.com or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Holders of Hamilton shares and Institutional shares of the Fund will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. Unmarked but properly signed and dated proxy cards will be voted "FOR" the Reorganization. If the enclosed proxy card is executed and returned, or if you have voted by telephone or through the Internet, your vote nevertheless may be revoked after it is received by giving another proxy by mail, by calling the toll-free telephone number or through the Internet. To be effective, such revocation must be received before the Meeting. Also, any shareholder who attends the Meeting virtually may vote by Internet during the Meeting, thereby canceling any proxy previously given.

As of October 30, 2020, the following numbers of Fund shares were issued and outstanding:

Hamilton Shares	Institutional Shares

72,928,431	4,752,542,054

Proxy materials will be mailed to shareholders of record on or about December 30, 2020. To reduce expenses, only one copy of the proxy materials will be mailed to those addresses shared by two or more accounts. If you wish to revoke this arrangement and receive individual copies, you may do so at any time by writing to the address or calling the phone number set forth above. The Fund will begin sending you individual copies promptly after receiving your request.

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
THE TRANSFER OF ALL OF THE FUND'S ASSETS TO THE ACQUIRING FUND

SUMMARY

Additional information is contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectuses and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

Proposed Transaction. The Trust's Board of Trustees, all of whose members are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund ("Independent Board Members"), has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange solely for Preferred shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all of the Acquiring Fund's Preferred shares received by it among its shareholders so that each Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Preferred shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization.

The Trust's Board of Trustees has unanimously concluded that the Reorganization is advisable and in the best interests of the Fund, and that the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

Federal Income Tax Consequences. The Reorganization will not be a taxable event for federal income tax purposes. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a direct result of the Reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards) prior to the Reorganization, which distribution will be taxable to shareholders who hold shares in taxable accounts. Certain tax attributes of the Fund will carry over to the Acquiring Fund, including the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any. See "Information about the Reorganization—Federal Income Tax Consequences," "—Capital Loss Carryforwards" and "—Sale of Portfolio Securities."

Comparison of the Acquiring Fund and the Fund. The following discussion is primarily a summary of certain parts of the Acquiring Fund's Prospectus and the Fund's Prospectuses. Additional information is set forth in such Prospectuses, which are incorporated herein by reference.

Goal and Approach. The Acquiring Fund and the Fund are money market funds with the same investment objective and investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the relevant fund's outstanding voting securities.

To pursue its investment objective, the Acquiring Fund, like the Fund, normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:

•	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities;

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches;

•	repurchase agreements, including tri-party repurchase agreements;

•	asset-backed securities;

•	municipal securities;

•	domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Each fund's investments are concentrated in the banking industry because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Each fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, although the value of the fund's shares will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities.

Among other requirements, each fund is limited to investing in high quality securities that BNYM Investment Adviser has determined present minimal credit risks. In addition, with respect to each fund:

•	the maximum weighted average maturity of the fund's portfolio is 60 days;

•	the maximum weighted average life to maturity of the fund's portfolio is 120 days;

•	the fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days; and

•	the fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the respective fund from achieving its investment objective.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions. Please see Exhibit B of this Prospectus/Proxy Statement for a comparison of the fundamental investment restrictions of the Acquiring Fund and the Fund.

The Fund is a series of the Trust, an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. The rights of each fund's shareholders are governed by the respective trust's Amended and Restated Agreement and Declaration of Trust and By-Laws, and applicable Massachusetts law. As such, the rights of each fund's shareholders are substantially similar.

Investment Risks. Because the Acquiring Fund and the Fund are money market funds with the same investment objective and investment management policies, the principal risks associated with an investment in the Acquiring Fund and the Fund are the same. An investment in the Acquiring Fund, as well as in the Fund, is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in each fund. Because the share price of each fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Each fund may impose a fee upon the sale of a shareholder's shares (a "liquidity fee") or may temporarily suspend a shareholder's ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of market conditions or other factors. Neither BNYM Investment Adviser nor its affiliates have a legal obligation to provide financial support to a fund, and shareholders should not expect that BNYM Investment Adviser or its affiliates will provide financial support to either fund at any time. The following are the principal risks that could reduce the Acquiring Fund's or the Fund's income level and/or share price:

•	Interest rate risk. Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a fund's share price to decline. Very low or negative interest rates may magnify interest rate risk. In addition, a low interest rate environment may prevent a fund from providing a positive yield or paying fund expenses out of fund assets and could lead to a decline in the fund's share price. Interest rates in the United States currently are at or near historic lows due to market forces and actions of the Board of Governors of the Federal Reserve System in the U.S., primarily in response to the COVID-19 pandemic and resultant market disruptions. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. In such an interest rate environment, a fund may be subject to a greater risk of principal decline from rising interest rates. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the fund from taking full advantage of the rising interest rates in a timely manner. However, in a declining interest rate environment, a fund may benefit from a lag due to an obligation's interest rate payment not being immediately impacted by a decline in interest rates. Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate, such as LIBOR. LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on such investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a fund's investments resulting from a substitute reference rate may adversely affect the fund's performance and/or net asset value.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially causing a fund's share price to decline. To meet redemption requests, a fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the fund's share price.

•	Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of a fund's investment in such security. Although each fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality and prices of the securities held by a fund can change rapidly in certain market environments, and the default or a significant price decline of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

•	Floating net asset value risk. Neither fund maintains a stable net asset value per share. The net asset value of a fund's shares will be calculated to four decimal places and will "float," meaning the net asset value will fluctuate with changes in the values of the fund's portfolio securities. You could lose money by investing in either fund.

•	Liquidity fee and/or redemption gate risk. Each fund may impose a fee upon the sale of your shares (a "liquidity fee") or may temporarily suspend your ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums because of unusual market conditions, an unusually high volume of redemption requests, redemptions by a few large investors, or other reasons. If a liquidity fee is imposed by a fund, it would reduce the amount you will receive upon the redemption of your shares. A "gate" will suspend your ability to redeem your shares while the gate is imposed and may prevent a fund from being able to pay redemption proceeds within the allowable time period stated in this prospectus. If a fund receives a liquidity fee, it is possible that it may return the fee to shareholders in the form of a distribution at a later time. When a fee or a gate is in place, a fund may elect to stop selling shares or to impose additional conditions on the purchase of shares.

•	Banking industry risk. The risks generally associated with concentrating investments (i.e., hold 25% or more of its total assets) in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry such as extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; and increased inter-industry consolidation and competition. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund's investments more than if such investments were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

•	Foreign investment risk. The risks generally associated with dollar-denominated foreign investments include economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Investments by the fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation. In addition, the fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

•	U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of a fund itself.

•	Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

•	Repurchase agreement counterparty risk. Each fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

•	Municipal securities risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of a fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which a fund invests may lead to a decline in the fund's share price. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by the fund. In addition, the cost associated with combating the outbreak of COVID-19 and its negative impact on tax revenues has adversely affected the financial condition of many state and local governments. The effects of this outbreak could affect the ability of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds.

•	Asset-backed securities risk. Asset-backed securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. General downturns in the economy could cause the value of asset-backed securities to fall. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

•	Market risk. The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent a fund may overweight its investments in certain companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those companies, industries or sectors.

Fees and Expenses. The Acquiring Fund has currently agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets; however, the Acquiring Fund's Board has approved, subject to Fund shareholders approving the Reorganization, a reduction in the management fee payable by the Acquiring Fund from an annual rate of 0.20% to an annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. If the Reorganization is approved, the fee reduction would be effective prior to consummation of the Reorganization (currently, scheduled to take effect on or about May 1, 2021). The management agreement will be revised to reflect the lower fee which may not be increased thereafter without the approval of the Acquiring Fund's shareholders.

The Fund has agreed to pay BNYM Investment Adviser a "unitary" management fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Under the unitary fee structure, BNYM Investment Adviser has agreed in its management agreement with the Fund to (i) pay all of the Fund's expenses, except management fees, fees pursuant to any distribution or shareholder services plan, interest, taxes, brokerage fees and commissions, if any, and the fees and expenses of the Trust's Independent Board Members and independent counsel to the Fund and to the Trust's Independent Board Members, and (ii) reduce its fees pursuant to the management agreement in an amount equal to the Fund's allocable portion of the fees and expenses of the Trust's Independent Board Members and independent counsel to the Fund and to the Trust's Independent Board Members. These provisions in the management agreement may not be amended without the approval of the Fund's shareholders.

The Acquiring Fund pays other service providers and bears other fund expenses directly, which, in the case of the Fund, generally are paid by BNYM Investment Adviser under the unitary fee structure. BNYM Investment Adviser, subject to the Reorganization being approved and consummated, will contractually agree to waive receipt of its fees and/or assume the expenses of the Acquiring Fund's Preferred shares for at least two years after the consummation of the Reorganization, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%, which was the total expense ratio of Institutional shares of the Fund for its fiscal year ended March 31, 2020, and more recently as of September 30, 2020. Accordingly, Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the Reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund); two years after the Reorganization, the total annual expense ratio of the Acquiring Fund's Preferred shares may be higher than that of the Fund's shares.

The "Pro Forma After Reorganization" operating expenses information set forth in the table below is based on the fees and expenses of each fund, as adjusted showing the effect of the consummation of the Reorganization, the reduction in the Acquiring Fund's management fee and the contractual undertakings, but do not reflect any voluntary undertakings. Other expenses of the Acquiring Fund may vary over time.

Annual fund operating expenses
(expenses that you pay each year
as a percentage of the value of your investment):

	Fund	Fund
	Dreyfus	Dreyfus		Acquiring Fund
	Institutional	Institutional		Pro Forma After
	Preferred Money	Preferred Money	Acquiring Fund	Reorganization
	Market Fund	Market Fund	Dreyfus Cash	Dreyfus Cash
	Institutional	Hamilton	Management	Management
	Shares	Shares	Preferred Shares	Preferred Shares
Management fees	0.10%	0.10%	0.20%	0.10%[1]
Other expenses
Shareholder services fees	none	0.06%	none	none
Miscellaneous other expenses	0.01%	0.01%	0.01%	0.01%
Total other expenses	0.01%	0.07%	0.01%	0.01%
Total annual fund operating expenses	0.11%	0.17%	0.21%	0.11%
Fee waiver and/or expense reimbursement	(0.01)%[2]	(0.01)%[2]	N/A	(0.01)%[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.10%	0.16%	0.21%	0.10%

[1]	Reflects the approval by the Acquiring Fund's Board of the reduction to the Acquiring Fund's management fee, subject to approval and consummation of the Reorganization, from an annual rate of 0.20% to an annual rate of 0.10% of the value of the Acquiring Fund's daily net assets.

[2]	BNYM Investment Adviser has agreed in its management agreement with the Fund to: (1) pay all of the Fund's expenses, except management fees, fees pursuant to any distribution or shareholder services plan, interest, taxes, brokerage fees and commissions, if any, and the fees and expenses of the Trust's Independent Board Members and independent counsel to the Fund and to the Trust's Independent Board Members, and (2) reduce its fees in an amount equal to the Fund's allocable portion of the fees and expenses of the Trust's Independent Board Members and independent counsel to the Fund and the Trust's Independent Board Members.

[3]	If the Reorganization is approved and consummated, BNYM Investment Adviser will contractually agree to waive receipt of its fees and/or assume the expenses of the Acquiring Fund's Preferred shares for at least two years after the consummation of the Reorganization, so that the direct expenses of Preferred shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.10%.

Example

The Example below is intended to help you compare the cost of investing in the Fund and the Acquiring Fund. The Example assumes that you invest $10,000 in the respective fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the respective fund's operating expenses remain the same. The examples for the Fund's shares are based on net operating expenses, which reflect the contractual undertaking by BNYM Investment Adviser. The "Pro Forma After Reorganization" Example is based on the operating expenses of the funds, as adjusted showing the effect of the consummation of the Reorganization and the reduction in the Acquiring Fund's management fee. In addition, the one-year example and the first two years of the three-, five- and ten-years examples for the "Pro Forma After Reorganization" are based on net operating expenses, which reflect the proposed contractual undertaking by BNYM Investment Adviser. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Fund	Fund
	Dreyfus	Dreyfus		Acquiring Fund
	Institutional	Institutional		Pro Forma After
	Preferred Money	Preferred Money	Acquiring Fund	Reorganization
	Market Fund	Market Fund	Dreyfus Cash	Dreyfus Cash
	Institutional	Hamilton	Management	Management
	Shares	Shares	Preferred Shares	Preferred Shares
1 year	$10	$16	$22	$10
3 years	$32	$52	$68	$33
5 years	$56	$90	$118	$60
10 years	$128	$205	$268	$139

Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Institutional shares from year to year. The bar chart for the Fund shows the changes in the performance of the Fund's Institutional shares from year to year. The table for each fund shows the average annual total returns of the respective fund's shares over time. Past performance is not necessarily an indication of how the Acquiring Fund or the Fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

The historical performance of the Acquiring Fund's Institutional shares is shown in the bar chart and table since Preferred shares of the Acquiring Fund are new and past performance information is not available for Preferred shares of the Acquiring Fund as of the date of this Prospectus/Proxy Statement. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses. Accordingly, although Preferred shares are estimated to have a comparable or lower total annual expense ratio to that of Institutional shares, to the extent Preferred shares were to have a higher total annual expense ratio than Institutional shares, the performance shown for Preferred shares would be lower.

Acquiring Fund

Dreyfus Cash Management — Institutional Shares
Year-by-year total returns as of 12/31 each year (%)

Best Quarter Q1, 2019: 0.65% Worst Quarter Q1, 2015: 0.01%
The year-to-date total return of the Acquiring Fund's Institutional shares as of 9/30/20 was 0.60%.

Acquiring Fund

Dreyfus Cash Management

Average Annual Total Returns (as of 12/31/19)
	1 Year	5 Years	10 Years
Institutional Shares	2.33%	1.16%	0.62%

Institutions may call toll-free 1-800-346-3621 for the current yield of the Acquiring Fund's Institutional shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Fund

Dreyfus Institutional Preferred Money Market Fund — Institutional Shares

Year-by-year total returns as of 12/31 each year (%)

Best Quarter Q1, 2019: 0.62% Worst Quarter Q1, 2014: 0.01%

The year-to-date total return of the Fund's Institutional shares as of 9/30/20 was 0.52%.

Fund

Dreyfus Institutional Preferred Money Market Fund

Average Annual Total Returns as of 12/31/19
	1 Year	5 Years	10 Years
Institutional Shares	2.26%	1.13%	0.64%
Hamilton Shares	2.19%	1.07%	0.58%

Institutions may call toll-free 1-800-346-3621 for the current yield of the Fund's shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Investment Adviser. The Fund and the Acquiring Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc., the Acquiring Fund's and the Fund's investment adviser, 240 Greenwich Street, New York, New York 10286. BNYM Investment Adviser manages approximately $271 billion in 133 mutual fund portfolios. A discussion regarding the basis for the Trust's Board approving the Fund's management agreement with BNYM Investment Adviser is available in the Fund's Semi-Annual Report for the six-month period ended September 30, 2020. A discussion regarding the basis for the Acquiring Fund's Board approving the Acquiring Fund's management agreement with BNYM Investment Adviser is available in the Acquiring Fund's Semi-Annual Report for the six-month period ended July 31, 2020. BNYM Investment Adviser is the primary mutual fund business of The Bank of New York Mellon Corporation ("BNY Mellon"), a global investments company dedicated to helping its clients manage and service their financial assets throughout the investment lifecycle. Whether providing financial services for institutions, corporations or individual investors, BNY Mellon delivers informed investment management and investment services in 35 countries. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $38.6 trillion in assets under custody and administration and $2.0 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

Board Members. The Acquiring Fund and the Trust have the same Board members. All of the Board members of the Acquiring Fund and the Trust are Independent Board Members.

Primary Portfolio Managers. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization

Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for the Acquiring Fund and the Fund.

Other Service Providers. BNY Mellon Securities Corporation ("BNYMSC" or the "Distributor"), a wholly-owned subsidiary of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as distributor (i.e., principal underwriter) of the Fund's and the Acquiring Fund's shares pursuant to a distribution agreement among the Acquiring Fund and the Trust and BNYMSC.

The Bank of New York Mellon, an affiliate of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as the Fund's and the Acquiring Fund's custodian.

BNY Mellon Transfer, Inc., a wholly-owned subsidiary of BNYM Investment Adviser, located at 240 Greenwich Street, New York, New York 10286, serves as the Fund's and the Acquiring Fund's transfer and dividend disbursing agent.

Capitalization. The Fund has classified its shares into two classes—Hamilton shares and Institutional shares—of beneficial interest. The Acquiring Fund has classified its shares into four classes—Administrative shares, Institutional shares, Investor shares and Preferred shares—of beneficial interest. There will be no exchange in the Reorganization of Administrative shares, Institutional shares or Investor shares of the Acquiring Fund. Preferred shares of the Acquiring Fund are new and have been authorized by the Acquiring Fund's Board to be issued to Fund shareholders in connection with the Reorganization. Fund shareholders will receive the Preferred shares of the Acquiring Fund in the Reorganization. The following tables set forth, as of September 30, 2020, (1) the capitalization of the Fund's Hamilton shares and Institutional shares, (2) the capitalization of the Acquiring Fund's Preferred shares and (3) the pro forma capitalization of the Acquiring Fund's Preferred shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Dreyfus Institutional Preferred Money Market Fund Institutional Shares	Fund Dreyfus Institutional Preferred Money Market Fund Hamilton Shares	Acquiring Fund Dreyfus Cash Management Preferred Shares		Acquiring Fund Pro Forma After Reorganization Dreyfus Cash Management Preferred Shares
Total net assets	$4,506,640,836	$69,837,313	$0		$4,576,631,101
Net asset value per share	$1.0001	$1.0001	$1.0011	*	$1.0011
Shares outstanding	4,506,344,675	69,828,809	None		4,571,602,339

* The net asset value per share of the Acquiring Fund's Institutional shares is used since there were no Preferred shares issued as of September 30, 2020.

As of September 30, 2020, the Fund's total net assets (attributable to Hamilton shares and Institutional shares) and the Acquiring Fund's total net assets (attributable to Administrative shares, Institutional shares and Investor shares (Preferred shares are new and had no assets as of such date)) were $4,576,478,149 and $6,630,831,306, respectively. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes of the Acquiring Fund and the Fund invest in the same portfolio of securities, respectively, but the classes are subject to different charges and expenses.

Purchase Procedures. The Acquiring Fund and Fund are designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the Acquiring Fund and Fund may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

The purchase procedures of the Acquiring Fund and the Fund and the automatic investment services they offer are the same. The price for shares of each fund is the net asset value per share. Each fund's net asset value is calculated on any day the New York Stock Exchange ("NYSE") is open. In addition, each fund's net asset value will be calculated on any day the NYSE is closed but the Federal Reserve Bank is open and the Securities Industry and Financial Markets Association recommends that fixed income securities markets be open for the day or a portion of the day. In the event the NYSE and fixed income securities markets are closed but the Federal Reserve Bank is open, each of the Acquiring Fund and the Fund may, but is not required to, calculate its net asset value and accept purchase and redemption requests.

The times at which the Fund's and the Acquiring Fund's net asset value is calculated, and the trading deadline for orders in proper form, are 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time, for the Fund and currently is 3:00 p.m., Eastern time, for the Acquiring Fund. The Acquiring Fund's Board has approved, subject to Fund shareholders approving the Reorganization, calculating the Acquiring Fund's net asset value at 9:00 a.m., 12:00 p.m. and 3:00 p.m., Eastern time. Orders in proper form received and accepted by a fund will become effective at the fund's next determined net asset value. With respect to each fund (subject, with respect to the Acquiring Fund, to approval and consummation of the Reorganization), orders received in proper form and accepted by 3:00 p.m. will receive the dividend declared on that day; investors whose orders are received in proper form and accepted after 3:00 p.m. will be priced at the net asset value determined at 9:00 a.m., and will begin to accrue dividends, on the following business day. Neither fund generally allows financial intermediaries to serve as the fund's agent for the receipt of orders.

Each fund's net asset value per share is based on the market value of the investments held by the fund and will be calculated to four decimals. BNYM Investment Adviser generally values fixed-income investments based on values supplied by an independent pricing service approved by the respective fund's Board. The pricing service's procedures are reviewed under the general supervision of the Board. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to reflect accurately fair value, the funds may value those investments at fair value as determined in accordance with procedures approved by the respective fund's Board. Fair value of investments may be determined by the respective fund's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances.

Redemption Procedures. The redemption procedures of the Acquiring Fund and the Fund are the same. An investor may sell (redeem) Hamilton shares or Institutional shares of the Fund and Preferred shares of the Acquiring Fund at any time. Shares are sold at the respective fund's net asset value next calculated after an order is received in proper form. Each fund may impose a fee upon the sale of an investors shares (a "liquidity fee") or may temporarily suspend the ability to sell shares (a redemption "gate") if the fund's liquidity falls below required minimums.

See the relevant fund's Prospectuses and Statement of Additional Information for a more detailed discussion of the fund's redemption procedures.

Shareholder Services Plans. Hamilton shares of the Fund are subject to a Shareholder Services Plan. Institutional shares of the Fund and Preferred shares of the Acquiring Fund are not subject to any plans.

Pursuant to the Trust's Shareholder Services Plan, Hamilton shares of the Fund are subject to an annual fee of 0.06% of the value of the average daily net assets attributable to Hamilton shares payable to the Distributor for the provision of personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund, and services related to the maintenance of shareholder accounts with respect to the holders of Hamilton shares of the Fund. See the Fund's Prospectus for Hamilton shares and Statement of Additional Information for a further discussion of the shareholder services plan.

Shareholder Services. The shareholder services offered by the Acquiring Fund and the Fund are identical. See the relevant fund's Prospectuses and Statement of Additional Information for a further discussion of the shareholder services offered by the fund.

Distributions. The dividends and distributions policies of the Acquiring Fund and the Fund are identical. Each fund ordinarily declares dividends from its net investment income on each day the fund's net asset value is calculated and normally pays dividends monthly and capital gain distributions, if any, annually. Each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), in all events in a manner consistent with the provisions of the 1940 Act. The actual amount of dividends paid per share by the Acquiring Fund and the Fund is different. See the relevant fund's Prospectuses and Statement of Additional Information for a further discussion of the fund's dividends and distributions policies.

REASONS FOR THE REORGANIZATION

Management of BNYM Investment Adviser reviewed the lineup of Dreyfus money market funds to determine whether it would be appropriate and benefit shareholders to consolidate certain funds having similar investment objectives and strategies. As a result of the review, management of BNYM Investment Adviser recommended to the Trust's Board and to the Acquiring Fund's Board that the Fund be consolidated with the Acquiring Fund. After considering the terms and conditions of the Reorganization, the investment objectives and investment management policies of, as well as shareholder services offered by, the Fund and the Acquiring Fund, the fees and expenses, including the net and total annual expense ratios, of the Fund and the Acquiring Fund, and the relative performance of the Fund and the Acquiring Fund, the Trust's Board has determined that reorganizing the Fund into the Acquiring Fund is advisable and in the best interests of the Fund and that the interests of the Fund's shareholders will not be diluted as a result of the Reorganization. In reaching this conclusion, the Trust's Board determined that reorganizing the Fund into the Acquiring Fund, which has the same investment objective and investment management policies as those of the Fund, offers potential benefits to Fund shareholders. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger combined fund that is managed by members of BNYM Investment Adviser's CIS division and will have a comparable total annual expense ratio and has a comparable performance record to those of the Fund. As of September 30, 2020, the Acquiring Fund had approximately $6.6 billion in net assets and the Fund had approximately $4.6 billion in net assets. In addition, Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the Reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund (in each case, reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Acquiring Fund and the Fund, each as described herein). In addition, the performance record of the Acquiring Fund was comparable to the performance record of the Fund for the one-, five- and ten-year periods ended December 31, 2019, based on the performance of the Acquiring Fund's Institutional shares. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management and certain operational efficiencies through various measures, including trade orders and executions, and also permitting the funds' service providers—including BNYM Investment Adviser—to operate and service a single fund (and its shareholders), instead of having to operate and service both funds. Fund shareholders also should benefit from owning shares of a combined fund that has a larger asset size and more diverse shareholder base. As a result, BNYM Investment Adviser recommended to the Trust's Board that the Fund be consolidated with the Acquiring Fund.

The Acquiring Fund's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund. Increasing the Acquiring Fund's assets also may benefit BNYM Investment Adviser because such increase in assets may reduce the amount of fees and expenses BNYM Investment Adviser has voluntarily agreed to waive or reimburse to maintain the funds' current yields at certain levels.

In determining whether to approve the Reorganization, each Board considered the following factors: (1) the compatibility of the Fund's and the Acquiring Fund's investment objective, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund, concluding that such objectives, policies, restrictions, and services were the same or substantially similar; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, concluding that the terms and conditions were reasonable and that there would be no dilution of shareholder interests; (3) information regarding the fees and expenses, including the management fees and net and total annual expense ratios, of the Fund and the Acquiring Fund, as well as the estimated total annual expense ratio of the combined fund, concluding that, after the Reorganization and the reduction in the Acquiring Fund's management fee, Preferred shares of the Acquiring Fund are estimated to have, for at least two years after the Reorganization, a slightly lower total annual expense ratio than Hamilton shares of the Fund and a comparable total annual expense ratio as Institutional shares of the Fund and taking into account contractual (but not voluntary) undertakings; (4) the relative performance of the Fund and the Acquiring Fund, concluding that the Acquiring Fund and the Fund had comparable performance records; (5) the tax consequences of the Reorganization, concluding that the Reorganization will not be a taxable event for federal income tax purposes based on an opinion of counsel; and (6) the costs to be incurred in connection with the Reorganization, noting that the expenses relating to the Reorganization would be borne by BNYM Investment Adviser and/or its affiliates, and not the Fund or Acquiring Fund, and that there was no expectation that the Fund's portfolio securities would be sold in connection with the Reorganization.

For the reasons described above, the Trust's Board and the Acquiring Fund's Board, each of which is comprised entirely of Independent Board Members, unanimously approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

Agreement and Plan of Reorganization. The following is a brief summary of the terms of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange solely for Preferred shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities on May 4, 2021 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Preferred shares of the Acquiring Fund to be issued to the Fund will be determined on the basis of the relative net asset value per share and aggregate net assets attributable to the applicable class of shares of the Fund and the Acquiring Fund, computed as of 3:00 p.m., Eastern time, on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are the same as those of the Fund and are described in the relevant fund's Prospectuses and Statement of Additional Information.

On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforwards). Any such distribution will be taxable to Fund shareholders who hold shares in taxable accounts.

As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to holders of record of its Hamilton shares and Institutional shares, determined as of the close of business on the Closing Date, the Acquiring Fund Preferred shares received by it in the Reorganization in redemption of all outstanding shares of the Fund. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Preferred shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will be canceled and the Acquiring Fund shares distributed to the Fund's shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares.

Under applicable legal and regulatory requirements, none of the Fund's shareholders will be entitled to exercise objecting shareholders' appraisal rights (i.e., to demand the fair value of their shares in connection with the Reorganization). Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any Fund shareholder may redeem his or her Fund shares prior to the Reorganization without the imposition of any charges or fees. The Plan may be amended at any time prior to the Reorganization by the Trust's Board or the Acquiring Fund's Board. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Trust, on behalf of the Fund, and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Acquiring Fund. An additional condition to the Reorganization that may not be waived is that the Fund and the Acquiring Fund receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. The Plan may be terminated and abandoned by the Board of the Trust or of the Acquiring Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders), if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable.

The total expenses of the Reorganization, for legal and accounting expenses, outside solicitation firm costs, printing, postage, proxy out-of-pocket costs and proxy solicitation, mailing, reporting and tabulation costs, and regulatory filing fees, are expected to be approximately $80,500, which will be borne by BNYM Investment Adviser and/or its affiliates. The Fund and the Acquiring Fund will not bear any costs directly associated with the Reorganization. In addition to use of the mails, proxies may be solicited personally or by telephone, and BNYM Investment Adviser may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, BNYM Investment Adviser will retain AST Fund Solutions, LLC (the "Proxy Solicitor") to assist in the solicitation of proxies, primarily by contacting shareholders by telephone, which is expected to cost approximately $3,000, plus any out of pocket expenses, such cost to be borne by BNYM Investment Adviser and/or its affiliates, and is included in the estimated total expenses of the Reorganization listed above. BNYM Investment Adviser has agreed to indemnify the Proxy Solicitor and related parties against certain liabilities and expenses arising out of its services to BNYM Investment Adviser in connection with the Meeting.

By approving the Reorganization, Fund shareholders also are, in effect, agreeing to the Acquiring Fund's investment objective and policies, investment advisory and distribution arrangements, Board composition, and independent registered public accounting firm. If the Reorganization is not approved by Fund shareholders, the Trust's Board will consider other appropriate courses of action with respect to the Fund, including continuing to operate as the Fund currently does, merger with a different fund or liquidation.

Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Preferred shares, the Acquiring Fund's assumption of the Fund's stated liabilities, and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Proskauer Rose LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Preferred shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Preferred shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund's assets in exchange solely for Acquiring Fund Preferred shares and the assumption by the Acquiring Fund of the Fund's stated liabilities pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Preferred shares and the assumption by the Acquiring Fund of the Fund's stated liabilities or upon the distribution of those Acquiring Fund Preferred shares to Fund shareholders in exchange (whether actual or constructive) for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Hamilton shares or Institutional shares for Acquiring Fund Preferred shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Preferred shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such Fund shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Preferred shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such Fund shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating a Fund asset's holding period).

The Fund and the Acquiring Fund have not sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Capital Loss Carryforwards. As of the Fund's fiscal year ended March 31, 2020, the Fund had a capital loss carryforward of approximately $123,000. As of September 30, 2020, the Fund had a capital loss carryover of approximately of $62,000, which can be carried forward for an unlimited period.

Sale of Portfolio Securities. As the funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization. The Fund and the Acquiring Fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganization.

Required Vote and Board's Recommendation

The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is advisable and in the best interests of the Fund and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act is required to approve the Plan and the Reorganization. Such a majority means the affirmative vote of the holders of (a) 67% or more of the shares of the Fund present, in person or represented by proxy, at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are so present, or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Virtual attendance at the Meeting constitutes in person attendance for purposes of calculating the required vote.

THE TRUST'S BOARD, ALL OF WHOSE MEMBERS ARE INDEPENDENT BOARD MEMBERS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus and Statement of Additional Information, forming a part of the Acquiring Fund's Registration Statement on Form N-1A (File No. 2-94930). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectuses and Statement of Additional Information, forming a part of the Trust's Registration Statement on Form N-1A (File No. 333-26513).

The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com.

VOTING INFORMATION

In addition to the use of the mail, proxies may be solicited personally or by telephone, and BNYM Investment Adviser may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. BNYM Investment Adviser has retained the Proxy Solicitor to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free telephone number directly to vote), the shareholder will be asked to provide or confirm certain identifiable information and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions from a shareholder, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any Fund shareholder giving a proxy by telephone or electronically may revoke it at any time before it is exercised by submitting a new proxy or by attending the Meeting virtually and voting by Internet during the Meeting.

Shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. Unmarked but properly signed and dated proxy cards will be voted "FOR" the Reorganization. Properly signed and dated proxy cards marked with an abstention will be treated as shares that are present at the Meeting for quorum purposes but which have not been voted. Accordingly, abstentions will have the effect of a vote against approval of the Reorganization.

With respect to individual retirement accounts ("IRAs") sponsored by BNYM Investment Adviser, the Individual Retirement Custodial Account Agreement governing the IRAs requires BNY Mellon, an affiliate of BNYM Investment Adviser, as the custodian of the IRAs, to vote Fund shares held in such IRAs in accordance with the IRA shareholder's instructions. However, if no voting instructions are received, BNY Mellon may vote Fund shares held in the IRA in the same proportions as the Fund shares for which voting instructions are received from other BNYM Investment Adviser IRA shareholders. Therefore, if an IRA shareholder does not provide voting instructions prior to the Meeting, BNY Mellon will vote the IRA shares "FOR", "AGAINST" or "ABSTAIN" in the same proportions as it votes the shares for which properly conveyed instructions are timely received from other BNYM Investment Adviser IRA shareholders.

A quorum is constituted for the Fund by the presence in person or by proxy of the holders of thirty percent (30%) of the Fund's outstanding shares entitled to vote at the Meeting. Virtual attendance at the Meeting constitutes in person attendance for purposes of calculating a quorum. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the chairperson of the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies for one or both of the Funds. The Meeting may be adjourned by the chairperson of the Meeting.

The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

The affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act is required to approve the Plan and the Reorganization. Such a majority means the affirmative vote of the holders of (a) 67% or more of the shares of the Fund present, in person or represented by proxy, at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are so present, or (b) more than 50% of the outstanding shares of the Fund, whichever is less. Virtual attendance at the Meeting constitutes in person attendance for purposes of calculating the required vote.

Ownership of Shares. To the knowledge of the Fund and the Acquiring Fund, the following table shows the persons owning as of October 30, 2020, either of record or beneficially, 5% or more of the outstanding Hamilton shares and Institutional shares of the Fund, respectively, and the percentage of the combined fund's shares to be owned by these persons if the Reorganization had been consummated as of that date. As Preferred shares of the Acquiring Fund are newly authorized and will not be offered until consummation of the Reorganization, no Preferred shares of the Acquiring Fund were issued and outstanding as of October 30, 2020.

	Percentage of Outstanding Share Class
Name and Address	Before Reorganization Fund	Pro Forma After Reorganization Acquiring Fund
Fund—Hamilton Shares

Wells Fargo Bank of Minnesota P.O. Box 560067 Charlotte, NC 28256-0067	57.7091%	28.8546%
		(Preferred Shares)

Hare & Co. 2 C/O The Bank of New York Mellon 111 Sanders Creek Parkway East Syracuse, NY 13057-1381	19.5458%	9.7729%
		(Preferred Shares)

JP Morgan Securities LLC - (GAMA) 144 Glen Curtiss Blvd East Tower – 9th Floor Uniondale, NY 11556	16.8666%	8.4333%
		(Preferred Shares)

Fund—Institutional Shares

A&M Investment Management Co. 210 W 7th Street - Suite 1700 Austin, TX 78701-2903	93.9452%	46.9726%
		(Preferred Shares)

	Percentage of Outstanding Share Class
Name and Address	Before Reorganization Fund	Pro Forma After Reorganization Acquiring Fund
Pacific Life Insurance Co. Treasury Department 700 Newport Center Drive Newport Beach, CA 92660-6397	5.1456%	2.5728%
		(Preferred Shares)

A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund. As of October 30, 2020, no shareholder of the Fund was deemed a "control person" of the Fund and no shareholder of the Acquiring Fund would be deemed a "control person" of the Acquiring Fund after the Reorganization.

As of October 30, 2020, Board members and officers of the Trust and the Acquiring Fund, as a group, owned less than 1% of the Fund's or the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of the Acquiring Fund (File No. 811-04175) are incorporated herein by reference to the Acquiring Fund's Annual Report for its fiscal year ended January 31, 2020, filed on March 26, 2020. The financial statements of the Fund (File No. 811-08211) are incorporated herein by reference to the Fund's Annual Report for its fiscal year ended March 31, 2020, filed on May 29, 2020. The financial statements audited by Ernst & Young LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.

OTHER MATTERS

The Trust's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their discretion on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

Please advise the Fund, in care of BNY Mellon Institutional Department, P.O. Box 9882, Providence, Rhode Island 02940-8082, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING VIRTUALLY ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR OTHERWISE VOTE PROMPTLY.

EXHIBIT A

Agreement and Plan of Reorganization

AGREEMENT AND PLAN OF REORGANIZATION dated as of November 9, 2020 (the "Agreement"), among DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS (the "Trust"), a Massachusetts business trust, on behalf of DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND (the "Fund"), DREYFUS CASH MANAGEMENT (the "Acquiring Fund"), a Massachusetts business trust, and, with respect to Section 9.4 of the Agreement, BNY MELLON INVESTMENT ADVISER, INC. ("BNYM Investment Adviser").

This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Preferred shares ("Acquiring Fund Shares") of beneficial interest, and the assumption by the Acquiring Fund of the liabilities of the Fund as described herein, and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trust's Board has determined that the Reorganization is advisable and in the best interests of the Fund and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquiring Fund's Board has determined that the Reorganization is advisable and in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	THE REORGANIZATION.

1.1               Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the stated liabilities of the Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

1.2               The assets of the Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other assets belonging to the Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Fund approved by BNYM Investment Adviser, as of the Valuation Date (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles ("GAAP") consistently applied from the Fund's prior audited period (the "Assets").

1.3               The Fund will endeavor to identify and, to the extent practicable, discharge all of its known liabilities and obligations before the Closing Date. The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund approved by BNYM Investment Adviser, as of the Valuation Date, in accordance with GAAP consistently applied from the Fund's prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

1.4               Delivery of the Fund's Assets shall be made on the Closing Date to The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

1.5               The Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

1.6               As soon after the Closing Date as is conveniently practicable, the Fund will distribute pro rata to holders of record of the Fund's Hamilton shares and Institutional shares, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1, and will completely liquidate and, promptly thereafter, terminate in accordance with applicable laws of the Commonwealth of Massachusetts and federal securities laws. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund and will be null and void. Acquiring Fund Shares distributed to Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated, book-entry shares; the Acquiring Fund will not issue share certificates in the Reorganization.

1.7               Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectuses and statement of additional information.

1.8               Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.9               Any reporting responsibility of the Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

1.10           As soon as practicable after the Closing Date, the Trust shall provide the Acquiring Fund with copies of all books and records that pertain to the Fund that the Acquiring Fund is required to maintain under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules of the Commission thereunder.

2.	VALUATION.

2.1               The value of the Fund's Assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of 3:00 p.m., Eastern time, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's Amended and Restated Agreement and Declaration of Trust, as amended (the "Acquiring Fund's Trust Agreement"), and the then-current prospectuses or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund, or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2               The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Acquiring Fund's Trust Agreement and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

2.3               The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund, determined using the same valuation procedures referred to in paragraphs 2.1 and 2.2 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4               All computations of value shall be made in accordance with the regular practices of the Fund and the Acquiring Fund.

3.	CLOSING AND CLOSING DATE.

3.1               The Closing Date shall be May 4, 2021, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the Valuation Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of BNYM Investment Adviser, 240 Greenwich Street, New York, New York, or such other time and/or place as the parties may mutually agree.

3.2               The Trust shall direct the Custodian to deliver at the Closing a certificate of an authorized officer stating that the Fund's Assets have been delivered in proper form to the Acquiring Fund on the Closing Date. The Fund's portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or with a permitted counterparty or futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered to the Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Custodian. The cash to be transferred by the Fund shall be delivered to the Custodian for the account of the Acquiring Fund by wire transfer of federal funds on the Closing Date.

3.3               If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.4               The Trust shall direct the Fund's transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall direct the Acquiring Fund's transfer agent to issue and deliver to the Trust's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund.

3.5               At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

3.6               If the Fund is unable to make delivery to the Custodian pursuant to paragraph 3.2 of any of the Assets for the reason that any of such Assets have not yet been delivered to the Fund by the Fund's broker, dealer or other counterparty, then, in lieu of such delivery, the Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

4.	REPRESENTATIONS AND WARRANTIES.

4.1               The Trust, on behalf of the Fund, represents and warrants to the Acquiring Fund, as follows:

(a) The Fund is a duly established and designated series of the Trust, a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.

(b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect. The Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectuses and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Amended and Restated Declaration of Trust (the "Trust's Trust Agreement") or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Fund, or by which the Fund is bound, nor will the execution, delivery and performance of this Agreement by the Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party, on behalf of the Fund, or by which the Fund is bound.

(e) The Fund has no material contracts or other commitments that will be terminated with liability to the Fund on or prior to the Closing Date.

(f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and by state securities laws.

(g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Trust's knowledge threatened against the Fund or any of the Fund's properties or assets which, if adversely determined, would materially and adversely affect the Fund's financial condition or the conduct of the Fund's business. The Trust knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund's business or the Fund's ability to consummate the transactions contemplated herein.

(h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Fund for each of the Fund's five fiscal years ended March 31, 2020 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

(i) Since March 31, 2020, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.3 and 4.1(h) hereof.

(j) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Trust no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Fund (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(k) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(l) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

(m) On the Closing Date, the Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Trust, on behalf of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(o) The information to be furnished by the Trust, on behalf of the Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p) The Registration Statement on Form N-14 and the Prospectus/Proxy Statement contained therein, as amended or supplemented (the "Registration Statement"), as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Trust and the Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Trust and the Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2               The Acquiring Fund represents and warrants to the Trust, on behalf of the Fund, as follows:

(a) The Acquiring Fund is a duly established voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust, duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has the power to carry out its obligations under this Agreement.

(b) The Acquiring Fund is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund Shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect. The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Trust Agreement or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

(e) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to the Acquiring Fund's knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Acquiring Fund's ability to consummate the transactions contemplated herein.

(g) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Acquiring Fund for each of the Acquiring Fund's five fiscal years ended January 31, 2020 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

(h) Since January 31, 2020, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(g) hereof.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the knowledge of the Acquiring Fund no such return is currently under audit and no assessment or deficiency has been asserted with respect to such returns. The Acquiring Fund (1) is in compliance in all material respects with all applicable regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder.

(j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements for its taxable year in which the Reorganization occurs.

(k) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date (including the Acquiring Fund Shares to be issued pursuant to paragraph 1.1 of this Agreement) will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(m) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Fund furnished to the Acquiring Fund by the Trust.

(n) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's Assets in the Reorganization.

(o) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE TRUST, ON BEHALF OF THE FUND, AND THE ACQUIRING FUND.

5.1               The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

5.2               The Trust will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3               Subject to the provisions of this Agreement, the Trust, on behalf of the Fund, and the Acquiring Fund, will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4               As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

5.5               The Trust, on behalf of the Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement.

5.6               The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7               The Trust, on behalf of the Fund, covenants that the Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.8               As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1               All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2               The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

6.3               The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1               All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

7.2               The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in the Acquiring Fund's name by the Acquiring Fund's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1               This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust's Trust Agreement and the 1940 Act.

8.2               On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3               All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4               The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5               The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or prior to the Closing Date (after reduction for any capital loss carryforwards).

8.6               The Fund and the Acquiring Fund shall have received an opinion of Proskauer Rose LLP substantially to the effect that based on the facts, assumptions and conditions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a) The transfer of all of the Fund's Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Shares pro rata to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Fund's Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Fund's stated liabilities or upon the distribution of those Acquiring Fund Shares to Fund Shareholders in exchange (whether actual or constructive) for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Fund Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Fund Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund Asset acquired by the Acquiring Fund will be the same as the tax basis of such Asset to the Fund immediately prior to the Reorganization, and the holding period of each Asset of the Fund in the hands of the Acquiring Fund will include the period during which that Asset was held by the Fund (except where the Acquiring Fund's investment activities have the effect of reducing or eliminating a Fund Asset's holding period).

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting. Notwithstanding anything in this Agreement to the contrary, neither the Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.6.

9.	TERMINATION AND AMENDMENT OF AGREEMENT; EXPENSES.

9.1               This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Acquiring Fund, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

9.2               If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Acquiring Fund, or shareholders of the Fund or of the Acquiring Fund, as the case may be, in respect of this Agreement, except as provided in paragraph 9.4.

9.3               The parties may amend, modify or supplement this Agreement in any manner at any time prior to the Closing Date, upon mutual agreement.

9.4               Each party acknowledges that all expenses directly incurred in connection with the Reorganization will be borne by BNYM Investment Adviser.

10.	WAIVER.

10.1           At any time prior to the Closing Date, except as otherwise expressly provided, any of the foregoing conditions may be waived by the Board of the Trust or of the Acquiring Fund if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

11.	MISCELLANEOUS.

11.1           None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.2           This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

11.3           This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.4           This Agreement may be amended only by a signed writing between the parties.

11.5           This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11.6           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.7           It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Acquiring Fund, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Trust Agreement and the Acquiring Fund's Trust Agreement, copies of which are on file at the Trust's and the Acquiring Fund's principal offices, respectively, and at the office of the Secretary of the Commonwealth of Massachusetts. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Acquiring Fund, have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

Dreyfus Institutional Preferred Money Market Funds, on behalf of Dreyfus Institutional Preferred Money Market Fund

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Assistant Secretary

DREYFUS CASH MANAGEMENT

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Assistant Secretary

The undersigned is a party to this Agreement with respect to Section 9.4 of the Agreement

BNY MELLON INVESTMENT ADVISER, INC.

By:	/s/ Renee LaRoche-Morris
Renee LaRoche-Morris
President

ATTEST:	/s/ James Bitetto
James Bitetto
Secretary

EXHIBIT B

Comparison of Fundamental Investment Restrictions of
the Acquiring Fund and the Fund

	Acquiring Fund Dreyfus Cash Management	Fund Dreyfus Institutional Preferred Money Market Fund
	The Acquiring Fund may not…	The Fund may not…
Borrowing	Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the [Commission] or other authority with appropriate jurisdiction, and disclosed to investors, borrow money (the 1940 Act currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets).	Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund's total assets).
Issuer Diversification	Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the [Commission], the fund will not invest more than 5% of its assets in the obligations of any one bank.	Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the fund's total assets may be invested without regard to any such limitation.
Industry Concentration	Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the fund may invest less than 25% of its assets in bank obligations.	Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the fund may invest less than 25% of its assets in bank obligations.

	Acquiring Fund Dreyfus Cash Management	Fund Dreyfus Institutional Preferred Money Market Fund
	The Acquiring Fund may not…	The Fund may not…
Lending Portfolio Securities; Loans	Except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the [Commission] or other authority with appropriate jurisdiction, and disclosed to investors, lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets). For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the [Commission] and the board.	Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the fund's total assets), and except as otherwise permitted by interpretations or modifications by, or exemptive or other relief from, the [Commission] or other authority with appropriate jurisdiction, and disclosed to investors. For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the fund. Any loans of portfolio securities will be made according to guidelines established by the [Commission] and the board.
Real Estate; Oil and Gas	Purchase or sell real estate, REIT securities, commodities, or oil and gas interests.	Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.
Underwriting	Underwrite the securities of other issuers.	Act as an underwriter of securities of other issuers, except to the extent the fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.
Senior Securities	No investment restriction (fundamental or nonfundamental) adopted by the Acquiring Fund.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).
Commodities	See Real Estate; Oil and Gas above.	Invest in commodities.
Short Sales; Margin	Sell securities short or purchase securities on margin.	Purchase or sell securities on margin.
Puts/Calls	Write or purchase put or call options or combinations thereof.	No investment restriction (fundamental or nonfundamental) adopted by the Fund.
Investing for Control	Invest in companies for the purpose of exercising control.	No investment restriction (fundamental or nonfundamental) adopted by the Fund.
Pledging Assets	As a Nonfundamental Policy: Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to facilitate engaging in repurchase agreement transactions.	As a Nonfundamental Policy: Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings; to facilitate engaging in repurchase agreement transactions; and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

In addition, each fund's investment objective is a fundamental policy which may be changed only with the approval of the relevant fund's Board of Trustees and shareholders.

Money market funds, such as the Acquiring Fund and the Fund, are subject to the requirements of Rule 2a-7 under the 1940 Act, including issuer diversification requirements. These requirements are complex but, generally, immediately after the acquisition of any security:

•	a money market fund other than a single state municipal money market fund must not have invested more than (1) 5% of its total assets in securities issued by the issuer of the security and (2) 10% of its total assets in securities issued by or subject to demand features or guarantees from the institution that issued the demand feature or guarantee (a tax exempt fund need only comply with this 10% requirement with respect to 85% of its assets)

•	a single state fund must not have invested: (1) with respect to 75% of its total assets, more than 5% of its total assets in securities issued by the issuer of the securities and (2) with respect to 75% of its total assets, more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the institution that issued the demand features or guarantee

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Notice and Prospectus/Proxy Statement are available at www.proxyvote.com.

Dreyfus Institutional Preferred Money Market Fund

The undersigned shareholder of Dreyfus Institutional Preferred Money Market Fund (the "Fund"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust"), hereby appoints Jeff Prusnofsky and James Bitetto, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 18, 2020, at a Special Meeting of Shareholders to be held virtually at 11:00 a.m., Eastern time, on Wednesday, February 24, 2021, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

The meeting will be conducted exclusively online via live webcast. Shareholders may request the meeting credentials by emailing attendameeting@astfinancial.com. Please include your full name, address and the control number found on this proxy form. The meeting will begin promptly at 11:00 a.m., Eastern time. The Fund encourages you to access the meeting a few minutes prior to the start time leaving ample time for the check in. Only shareholders of the Fund will be able to participate in the meeting. You may vote during the meeting by following the instructions available on the meeting website.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR

P.O. BOX 9112

FARMINGDALE, NY 11735

SCAN TO
View Materials & Vote >

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Internet

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.

2) Go to website www.proxyvote.com or scan the QR Barcode above.

3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Prospectus/Proxy Statement and have the proxy card below at hand.

2) Call 1-877-907-7646.

3) Follow the instructions.

To vote by Mail

1) Read the Prospectus/Proxy Statement.

2) Check the appropriate box on the proxy card below.

3) Sign and date the proxy card.

4) Return the proxy card in the enclosed postage-paid envelope provided.

If you are NOT voting by Telephone or Internet, Please

Sign, Date and Return the Proxy Card

Promptly Using the Enclosed Envelope.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK AS FOLLOWS: X

Unmarked but properly signed and dated proxy cards will be voted "FOR" the Reorganization.

Dreyfus Institutional Preferred Money Market Fund

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Cash Management (the "Acquiring Fund"), in exchange solely for Preferred shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Preferred shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to holders of its Hamilton shares and Institutional shares in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust.

FOR	AGAINST	ABSTAIN
☐	☐	☐

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting and any postponement or adjournment thereof, as described in the Prospectus/Proxy Statement.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

_____________________________           _______           ______________________          ________

Signature (Please Sign Within Box)           Date                  Signature (Joint Owners)                 Date

B-2

STATEMENT OF ADDITIONAL INFORMATION

December 18, 2020

Acquisition of the Assets of

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUND

(A Series of Dreyfus Institutional Preferred Money Market Funds)

144 Glenn Curtiss Boulevard

Uniondale, New York  11556-0144

1-800-346-3621

By and in Exchange for Preferred Shares of

DREYFUS CASH MANAGEMENT

144 Glenn Curtiss Boulevard

Uniondale, New York  11556-0144

1-800-346-3621

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December 18, 2020 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Institutional Preferred Money Market Fund (the "Fund"), a series of Dreyfus Institutional Preferred Money Market Funds (the "Trust"), in exchange solely for Preferred shares of Dreyfus Cash Management (the "Acquiring Fund"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's and the Fund's combined Statement of Additional Information dated January 31, 2020, as revised or amended, February 28, 2020, March 31, 2020, May 1, 2020, June 1, 2020, July 31, 2020, September 1, 2020, September 16, 2020, November 6, 2020, November 16, 2020, November 23, 2020 and December 1, 2020 (the "Combined SAI").

2.	The Acquiring Fund's Annual Report for the fiscal year ended January 31, 2020.

3.	The Acquiring Fund's Semi-Annual Report for the six-month period ended July 31, 2020.

4.	The Fund's Annual Report for the fiscal year ended March 31, 2020.

5.	The Fund's Semi-Annual Report for the six-month period ended September 30, 2020.

1

DOCUMENTS INCORPORATED BY REFERENCE

The Combined SAI is incorporated herein by reference to the definitive version thereof filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on November 30, 2020 (File No. 2-94930 for the Acquiring Fund and File No. 333-26513 for the Fund). The financial statements of the Acquiring Fund (File No. 811-4175) are incorporated herein by reference to the Acquiring Fund's Annual Report for its fiscal year ended January 31, 2020, filed on March 26, 2020, and the Acquiring Fund's Semi-Annual Report for the six-month period ended July 31, 2020, filed on September 30, 2020. The financial statements of the Fund (File No. 811-08211) are incorporated herein by reference to the Fund's Annual Report for its fiscal year ended March 31, 2020, filed on May 29, 2020, and the Fund's Semi-Annual Report for the six-month period ended September 30, 2020, filed on November 25, 2020.

SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Acquiring Fund and the Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, are included in "Summary—Comparison of the Acquiring Fund and the Fund—Fees and Expenses" in the Prospectus/Proxy Statement.

The Reorganization will not result in a material change in the Fund's investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Fund modified to show the effects of such change is not required and is not included.

There are no material differences in accounting policies of the Fund as compared to those of the Acquiring Fund.

2

DREYFUS CASH MANAGEMENT
PART C
OTHER INFORMATION

Item 15	Indemnification.
The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement on Form N-1A"), filed on November 20, 2020 (Post-Effective Amendment No. 65").

Item 16	Exhibits.
(1)(a)	Registrant's Amended and Restated Agreement and Declaration of Trust, dated January 6, 1994, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A, filed May 27, 2015.

(1)(b)	Certificate of Amendment (Conversion and Termination of Shares), dated April 2, 2017, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, filed May 29, 2018 ("Post-Effective Amendment No. 57").

(1)(c)	Certificate of Amendment (Conversion and Termination of Shares), dated April 2, 2018, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A, filed May 31, 2019 ("Post-Effective Amendment No. 59").

(1)(d)	Certificate of Amendment (Establishment and Designation of Class of Shares of Beneficial Interest), dated November 16, 2020, is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 65.

(2)	Registrant's Amended and Restated By-Laws, dated July 1, 2011, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 41.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Form of Management Agreement*

(7)(a)	Amended and Restated Distribution Agreement between the Registrant and BNY Mellon Securities Corporation, dated June 3, 2019, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A, filed on May 28, 2020.

(7)(b)	Form of Service Agreement is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A, filed on May 27, 2016.

(7)(c)	Forms of Broker-Dealer Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 62.

(7)(d)	Forms of Bank Selling Agreement is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 62.

(8)	Not Applicable.

(9)(a)	Custody Agreement between the Registrant and The Bank of New York Mellon, dated January 1, 2011, is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 41.

(9)(b)	Amendment to the Custody Agreement between the Registrant and The Bank of New York Mellon, dated October 1, 2013, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on May 28, 2014.

(9)(c)	Second Amendment to Custody Agreement between the Registrant and The Bank of New York Mellon, dated December 22, 2016, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A, filed on May 26, 2017.

(9)(d)	Sub-Custodian Agreement, dated June 11, 1986, is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on October 25, 1995.

(9)(e)	Form of Subcustodial Undertaking is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed on May 28, 2010.

(10)(a)	Rule 18f-3 Plan, dated May 11, 1995, and amended as of November 16, 2020, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 65.

(11)	Opinion and Consent of Registrant's counsel.*

(12)	Opinion and Consent of counsel regarding tax matters.**

(13)	Transfer Agency Agreement between the Registrant and BNY Mellon Transfer, Inc. (formerly, Dreyfus Transfer, Inc.), dated May 29, 2012, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, filed on September 17, 2012.

(14)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Institutional Preferred Money Market Funds*

(15)	Not Applicable.

(16)	Power of Attorney.*

*         Filed herein or herewith.

**      To be filed by post-effective amendment.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

(4)	Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 18th day of December, 2020.

DREYFUS CASH MANAGEMENT

By:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the date indicated have signed this Amendment to the Registration Statement.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	December 18, 2020
Renee LaRoche-Morris

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	December 18, 2020
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	December 18, 2020
Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	December 18, 2020
Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	December 18, 2020
J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	December 18, 2020
Gordon J. Davis

/s/ Andrew J. Donohue *	Board Member	December 18, 2020
Andrew J. Donohue

/s/ Isabel P. Dunst*	Board Member	December 18, 2020
Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	December 18, 2020
Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	December 18, 2020
Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	December 18, 2020
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	December 18, 2020
Benaree Pratt Wiley

*By:	/s/ Jeff Prusnofsky
Attorney-in-fact, Jeff Prusnofsky

Exhibit Index

(4)	Agreement and Plan of Reorganization.
(6)(a)	Form of Management Agreement.
(11)	Opinion and Consent of Registrant's counsel.
(14)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant and Dreyfus Institutional Preferred Money Market Funds.
(16)	Power of Attorney.